AMALGAMATION (Details Narrative) - CAD ($)			1 Months Ended	12 Months Ended
	Feb. 04, 2021	Aug. 15, 2019	Jan. 31, 2019	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Transaction fees		$ 1,000,000
Fair value of warrants				$ 8,833
Draganfly Innovations Shares [Member]
IfrsStatementLineItems [Line Items]
Exchange of common stocks		8,527,671		8,517,671
Common stock, issued		10,500,001	222,965
Exercisable warrant price	$ 0.50	$ 2.50
Transaction fees			$ 1,000,000
Fair value of warrants	$ 1,645,193
Proceeds from subscription receipts		$ 7,025,750
Draganfly Innovations Shares [Member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Common stock, issued	800,000